Investments in and Advances to Affiliates and Notes Receivable from Affiliates (Details) $ / shares in Units, $ in Millions					1 Months Ended		3 Months Ended				12 Months Ended
	May. 13, 2015 USD ($)	Sep. 27, 2014 USD ($) item $ / shares	Sep. 27, 2014 USD ($) item	Dec. 31, 2012 USD ($)	Sep. 28, 2013 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2015 USD ($)	Jul. 04, 2015 USD ($) MW	Dec. 31, 2014 USD ($)	Oct. 01, 2011 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 30, 2016	Sep. 27, 2013	Jul. 27, 2013 USD ($)	Jan. 01, 2013 USD ($)	Dec. 31, 2006 USD ($)
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates							$ 671		$ 543		$ 671	$ 543
Notes receivable from affiliates							200		197		200	197
Proceeds from the sale of controlling interest in a subsidiary												74
Gain (loss) on sale of controlling interest in subsidiary												66
Income (loss) from affiliates											70	37	$ (4)
Cumulative effect of a change in accounting method (see Note 1)													6
Principal payments received on notes receivable											2	2	19
Receivables due from affiliates							$ 86		202		$ 86	202
Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership		50.00%	50.00%				50.00%				50.00%
Investments in and advances to affiliates							$ 115		80		$ 115	80
Income (loss) from affiliates											11	4
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales											295	71
Net income (loss)											22	7
Total assets							247		175		247	175
Total liabilities							17		15		17	15
Total equity							230		160		230	160
Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates							218		178		218	178
Income (loss) from affiliates											(50)	(24)	(1)
Excess of carrying value of investment in affiliates over entity's share of affiliates' book value							30				30
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales											2,321	2,223	1,908
Net income (loss)											(52)	(20)	8
Total assets							1,265		1,132		1,265	1,132	1,039
Total liabilities							809		732		809	732	615
Total equity							456		400		456	400	424
Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates							19		17		19	17
Income (loss) from affiliates											2
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales											38
Net income (loss)											11
Total assets							148		119		148	119
Total liabilities							30		36		30	36
Total equity							118		83		118	83
Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates							3		3		3	3
Income (loss) from affiliates											1	1	1
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales											9	9	12
Net income (loss)											2	2	1
Total assets							9		8		9	8	9
Total liabilities							2		2		2	2	3
Total equity							7		6		7	6	6
Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates							282		245		282	245
Income (loss) from affiliates											103	54	(10)
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales											1,902	1,833	1,730
Net income (loss)											195	104	(20)
Total assets							1,087		1,021		1,087	1,021	907
Total liabilities							541		547		541	547	505
Total equity							546		474		546	474	402
Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates							34		20		34	20
Income (loss) from affiliates											3	2	6
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales											141	50	135
Net income (loss)											12	9	34
Total assets							327		328		327	328	332
Total liabilities							219		230		219	230	243
Total equity							108		98		$ 108	98	$ 89
Minimum
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Time lag for reporting financial information of certain foreign subsidiaries and affiliates											1 month
Maximum
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Time lag for reporting financial information of certain foreign subsidiaries and affiliates											3 months
Triumph | Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership interest sold		50.00%	50.00%
Triumph | Pork | Divestiture of a 50% interest in Daily's
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Gain on sale of controlling interest in subsidiary, net of tax		$ 40
Democratic Republic of Congo
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Notes receivable from affiliates							$ 59				$ 59
Dominican Republic
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership								29.90%
Amount invested under equity method								$ 10
Capacity of power facility (in megawatts) | MW								300
Amount invested under cost method																		$ 6
Dominican Republic | Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							29.90%				29.90%
Number of businesses | item											1
Amount invested under cost method								$ 6
Businesses conducting flour, maize and feed milling, and poultry production and processing | Botswana | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							49.00%				49.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | Democratic Republic of Congo | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							50.00%				50.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | Gambia | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							50.00%				50.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | Kenya | Minimum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							35.00%				35.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | Kenya | Maximum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							49.00%				49.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | Lesotho | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							50.00%				50.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | Nigeria | Minimum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							25.00%				25.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | Nigeria | Maximum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							48.00%				48.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | South Africa | Minimum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							30.00%				30.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | South Africa | Maximum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							50.00%				50.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | Turkey | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							25.00%				25.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | Zambia | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							49.00%				49.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | Brazil | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							50.00%				50.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | Colombia | Minimum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							40.00%				40.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | Colombia | Maximum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							42.00%				42.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | Ecuador | Minimum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							25.00%				25.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | Ecuador | Maximum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							50.00%				50.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | Haiti | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							23.00%				23.00%
Businesses conducting flour, maize and feed milling, and poultry production and processing | Jamaica | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							50.00%				50.00%
Bakery business | Democratic Republic of Congo
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							50.00%				50.00%
Investment in equity and long-term advances											$ 35
Bakery business | Democratic Republic of Congo | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Reserve on remaining portion of advances and long-term notes receivable									11
Agricultural commodity trading businesses | Australia | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							25.00%				25.00%
Agricultural commodity trading businesses | Peru | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							50.00%				50.00%
Agricultural commodity trading businesses | Uruguay | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							45.00%				45.00%
Agricultural commodity trading businesses | United States | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							40.00%				40.00%
Cargo terminal business | Jamaica | Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership		21.00%	21.00%				21.00%				21.00%
Investments in and advances to affiliates		$ 17	$ 17
Sugar related businesses | Argentina
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Number of businesses | item											2
Sugar related businesses | Argentina | Minimum | Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							46.00%				46.00%
Sugar related businesses | Argentina | Maximum | Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							50.00%				50.00%
Butterball, LLC
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage ownership acquired							50.00%				50.00%
Investee's intangible assets for trade name							$ 111				$ 111
Investee's intangible assets for goodwill							74				$ 74
Loan provided to affiliate				$ 81
Percentage of the Butterball's earnings recorded as income from affiliates in the Consolidated Statements of Comprehensive Income (as a percent)											52.50%
Butterball, LLC | Subordinated loan
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Loan provided to affiliate						$ 100
Maturity period of unsecured subordinated loan provided						7 years
Interest rate on loan provided (as a percent)						15.00%								10.00%
Percentage of interest payable in cash						5.00%
Percentage of pay-in-kind interest						10.00%
Notes receivable from affiliates						$ 89	$ 158		141		$ 158	141
Butterball, LLC | Detachable warrants
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Additional equity interest that can be acquired upon exercise of warrants (as a percent)							5.00%				5.00%
Economic interest (as a percent)							52.50%				52.50%
Notes receivable from affiliates						$ 11
Butterball, LLC | Term loan
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Loan provided to affiliate										$ 13
Interest rate on loan provided (as a percent)							12.00%				12.00%
Notes receivable from affiliates							$ 8		8		$ 8	8
Flour production business | Brazil
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%
Percentage of interest payable in cash															50.00%
Percentage of pay-in-kind interest															50.00%
Investments in and advances to affiliates					$ 17
Reserve on remaining portion of advances and long-term notes receivable											22
Investment in business, advances and long-term note receivable							0				0
Additional investment or capital contribution											28
Income (loss) from affiliates											60	8
Note receivable from affiliate									14			14
Equity method investment and advances									12			12
Gross receivable due from affiliate							17		14		17	14
Bad debt expense for receivable from affiliates											9
Flour production business | Brazil | Commodity Trading and Milling
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales											53	114
Net income (loss)											69	16
Total assets							52		101		52	101
Third-party debt							$ 16		$ 15		$ 16	$ 15
Time lag for reporting financial information of certain foreign subsidiaries and affiliates											3 months
Flour production business | Brazil | Term loan
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Loan provided to affiliate					$ 13
Period after which loan provided to affiliates can be repaid					1 year
Period after which loan provided to affiliates can be converted into equity					1 year
Flour milling business | Botswana
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							49.00%				49.00%
Amount invested under equity method											$ 8
Flour milling business | Gambia
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership																50.00%
Investments in and advances to affiliates																$ 9
Flour milling business | South Africa
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					49.00%
Investments in and advances to affiliates					$ 7
Seaboard Triumph Foods | Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%
Amount invested under equity method											26
Expected contribution in next fiscal year							$ 97				$ 97
Seaboard Triumph Foods | Maximum | Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Commitment to contribute to joint venture	$ 207
Commodity trading business | Georgia
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							40.00%				40.00%
Amount invested under equity method							$ 13
Oilseed crushing business | Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							25.00%				25.00%
Amount invested under equity method											$ 10
Commodity trading and flour milling business | Uruguay
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							45.00%				45.00%
Amount invested under equity method											$ 10
Pork processing facility | Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Amount invested under equity method	26
Pork processing facility | Maximum | Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Commitment to contribute to joint venture	$ 207
Disposed of by Sale | Divestiture of a 50% interest in Daily's
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Proceeds from the sale of controlling interest in a subsidiary			74
Gain (loss) on sale of controlling interest in subsidiary			$ 66
Number of processing units | item		2	2
Decrease (increase) in investments in and advances to affiliates			$ 74
Disposed of by Sale | Pork | Divestiture of a 50% interest in Daily's
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Excess of fair value over book value on sale		$ 33
Fair value of investment		74	74
Additional investment or capital contribution		2
Beginning total investment in affiliate		$ 76	$ 76
Disposed of by Sale | Triumph | Pork | Divestiture of a 50% interest in Daily's
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership interest sold		50.00%	50.00%
Proceeds from the sale of controlling interest in a subsidiary		$ 74
Gain (loss) on sale of controlling interest in subsidiary		$ 66
Gain on sale of controlling interest in subsidiary, net of tax (in dollars per share) | $ / shares		$ 34.14
Change in accounting method | Dominican Republic
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Cumulative effect of a change in accounting method (see Note 1)																	$ 6
Change in accounting method | Dominican Republic | Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Cumulative effect of a change in accounting method (see Note 1)								$ 6